Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 18,899		$ 1,092
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,041		489
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,549		0
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	17,833	[1]	29,381	[1]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	28	[1]	637	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,810		8,345
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,142		7,335
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		456
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,770		11,872
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,376		1,739
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	28		69
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	735		90
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 0		$ 112

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.